Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning of period		$ 19	$ 20	$ 58
Actuarial gain (loss) and plan amendments (net of tax of $3, zero, and zero, respectively)		2	3	(33)
Settlement cost (net of tax of zero)	[1]	5	0	0
Amortization of unrecognized prior service credit and actuarial gain (net of tax of zero, zero, and zero, respectively)	[2]	(5)	(4)	(5)
Net current period other comprehensive income (loss), net of tax		2	(1)	(38)
End of period		21	19	20
Actuarial gain (loss) and plan amendments, Tax		3	0	0
Reclassification of settlement cost included in net loss, Tax		0	0	0
Amortization of unrecognized prior service credit and actuarial gain, tax	[2]	$ 0	$ 0	$ 0

[1]	Amount is related to the EEI other post-employment benefit plan settlement cost and was recorded in Operating and maintenance expense in our consolidated statements of operations. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.
[2]	Amounts are associated with our defined benefit pension and other post-employment benefit plans and are included in the computation of net periodic pension cost. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.